Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL VALUE FUND

ARTISAN INTERNATIONAL VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 10 SEPTEMBER 2018

TO THE FUNDS’ PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective 1 October 2018, the prospectus is updated as follows:

1.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for Artisan Global Value Fund on page 26 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service

Daniel J. O’Keefe	Managing Director and Lead Portfolio Manager, Artisan Partners	Since December 2007 (inception)

Justin V. Bandy	Co-Portfolio Manager, Artisan Partners	Since October 2018

Michael J. McKinnon	Co-Portfolio Manager, Artisan Partners	Since October 2018

2.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for Artisan International Value Fund on page 46 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service

N. David Samra	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2002 (inception)

Ian P. McGonigle	Co-Portfolio Manager, Artisan Partners	Since October 2018

Joseph Vari	Co-Portfolio Manager, Artisan Partners	Since October 2018

3.	The following information replaces the Funds’ information under the heading “Organization, Management & Management Fees—Portfolio Managers” starting on page 90 of the prospectus:

Fund	Manager or Co-Managers	Role
Artisan Global Value Fund	Daniel J. O’Keefe Justin V. Bandy, CFA Michael J. McKinnon, CFA	Lead Portfolio Manager Co-Portfolio Manager Co-Portfolio Manager
Artisan International Value Fund	N. David Samra Ian P. McGonigle, CFA Joseph Vari	Lead Portfolio Manager Co-Portfolio Manager Co-Portfolio Manager

4.	The following paragraphs replace the corresponding paragraphs under the heading “Organization, Management & Management Fees—Portfolio Managers” starting on page 91 of the prospectus in their entirety:

Justin V. Bandy, CFA—Mr. Bandy joined Artisan Partners in October 2009 as a research associate working with Messrs. O’Keefe and Samra. Prior to becoming Co-Portfolio Manager of Artisan Global Value Fund in October 2018, Mr. Bandy was an Associate Portfolio Manager of Artisan Global Value Fund and Artisan International Value Fund from November 2015 until September 2018 and had been an analyst working on Artisan Global Value Fund and Artisan International Value Fund since June 2011. Mr. Bandy holds a bachelor’s degree in History and a bachelor’s degree in Geology-Biology from Brown University.

Ian P. McGonigle, CFA—Mr. McGonigle joined Artisan Partners in June 2009 as an analyst working with Messrs. Samra and O’Keefe. Prior to becoming Co-Portfolio Manager of Artisan International Value Fund in October 2018, Mr. McGonigle was an Associate Portfolio Manager of Artisan Global Value Fund and Artisan International Value Fund from November 2015 until September 2018. Mr. McGonigle holds a bachelor’s degree in Business from Franklin & Marshall College.

Michael J. McKinnon, CFA—Mr. McKinnon joined Artisan Partners in February 2010 as an analyst working with Messrs. O’Keefe and Samra. Prior to becoming Co-Portfolio Manager of Artisan Global Value Fund in October 2018, Mr. McKinnon was an Associate Portfolio Manager of Artisan Global Value Fund and Artisan International Value Fund from January 2017 until September 2018.

Mr. McKinnon holds a bachelor’s degree in economics and Asian studies from Tufts University, a master’s degree in public administration from Harvard Kennedy School and a master’s degree in business administration from Columbia Business School.

Daniel J. O’Keefe—Mr. O’Keefe is a Managing Director of Artisan Partners. He joined Artisan Partners in May 2002 as an analyst working with Mr. Samra on Artisan International Value Fund. He has been the Lead Portfolio Manager of Artisan Global Value Fund since its inception in 2007 and was Portfolio Manager of Artisan International Value Fund from October 2006 until September 2018. Mr. O’Keefe holds a B.A. from Northwestern University.

N. David Samra—Mr. Samra is a Managing Director of Artisan Partners. He joined Artisan Partners in May 2002 and has been the Lead Portfolio Manager of Artisan International Value Fund since its inception in 2002 and was Portfolio Manager of Artisan Global Value Fund from its inception in 2007 until September 2018. Mr. Samra holds a B.S. degree from Bentley College and an M.B.A. from Columbia Business School.

Joseph Vari—Mr. Vari joined Artisan Partners in August 2012 as an analyst working with Messrs. Samra and O’Keefe. Prior to becoming Co-Portfolio Manager of Artisan International Value Fund in October 2018, Mr. Vari was an Associate Portfolio Manager of Artisan Global Value Fund and Artisan International Value Fund from January 2017 until September 2018. Mr. Vari holds a bachelor’s degree in history from Loyola University, a master’s degree in anthropology from Columbia University Graduate School of Arts and Sciences and a master’s degree in international affairs, international finance and banking from Columbia University School of International and Public Affairs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL VALUE FUND

ARTISAN INTERNATIONAL VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 10 SEPTEMBER 2018 TO THE

FUNDS’ STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 1 October 2018, the Statement of Additional Information (the “SAI”) is updated as follows:

1.	The following paragraph replaces the first two paragraphs under the heading “Portfolio Managers” on page 32 of the SAI in their entirety:

Lewis S. Kaufman is portfolio manager for Artisan Developing World Fund. Maria Negrete-Gruson is portfolio manager for Artisan Emerging Markets Fund. Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. Jason L. White is lead portfolio manager, James D. Hamel, Matthew H. Kamm and Craigh A. Cepukenas are portfolio managers for Artisan Global Discovery Fund. James D. Hamel is lead portfolio manager, Matthew H. Kamm, Craigh A. Cepukenas and Jason L. White are portfolio managers for Artisan Global Opportunities Fund. Daniel J. O’Keefe is lead portfolio manager and Justin V. Bandy and Michael J. McKinnon are co-portfolio managers for Artisan Global Value Fund. Bryan C. Krug is the portfolio manager for Artisan High Income Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Messrs. Yockey and Hamker are portfolio managers for Artisan International Small Cap Fund. N. David Samra is lead portfolio manager and Ian P. McGonigle and Joseph Vari are co-portfolio managers for Artisan International Value Fund. Mr. Kamm is lead portfolio manager and Messrs. Hamel, Cepukenas and White are portfolio managers for Artisan Mid Cap Fund. James C. Kieffer, Daniel L. Kane and Thomas A. Reynolds IV are portfolio managers for Artisan Mid Cap Value Fund and Artisan Value Fund. Mr. Cepukenas is lead portfolio manager and Messrs. Hamel, Kamm and White are portfolio managers for Artisan Small Cap Fund. Christopher P. Smith is portfolio manager for Artisan Thematic Fund.

2.

For the individuals below, the following information updates the table under the heading “Portfolio Managers” on pages 32-33 of the SAI that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts.

Number of Other Accounts Managed and Assets by Account Type as of 31 July 2018[1]
Portfolio Manager	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Justin V. Bandy	Accounts: 0	Accounts: 17	Accounts: 18
	Assets: $0	Assets: $ 13.51B	Assets: $ 3.19B
Ian P. McGonigle	Accounts: 1	Accounts: 7	Accounts: 17
	Assets: $105.37M	Assets: $ 2.56B	Assets: $ 3.39B
Michael J. McKinnon	Accounts: 0	Accounts: 17	Accounts: 18
	Assets: $0	Assets: $ 13.51B	Assets: $ 3.19B
Daniel J. O’Keefe	Accounts: 0	Accounts: 17	Accounts: 18
	Assets: $0	Assets: $ 13.51B	Assets: $ 3.19B
N. David Samra	Accounts: 1	Accounts: 7	Accounts: 17
	Assets: $105.37M	Assets: $ 2.56B	Assets: $ 3.39B
Joseph Vari	Accounts: 1	Accounts: 7	Accounts: 17
	Assets: $105.37M	Assets: $ 2.56B	Assets: $ 3.39B

[1]	This information is presented as if the Funds’ 1 October 2018 portfolio manager changes occurred on 31 July 2018.

3.

For the individuals below, the following information updates the table under the heading “Portfolio Managers” on page 33 of the SAI that provides the number of other accounts for which a performance-based fee is received that are managed by the portfolio managers of the Funds and the total assets of such accounts. In addition, the information in the table regarding N. David Samra is hereby removed.

Number of Accounts and Total Assets For Which a Performance-based Fee is Received as of 31 July 2018[1]
Portfolio Manager	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Daniel J. O’Keefe Justin V. Bandy Michael J. McKinnon	Accounts: 0	Accounts: 1	Accounts: 0
	Assets: $0	Assets: $ 253.83M	Assets: $ 0

[1]	This information is presented as if the Funds’ 1 October 2018 portfolio manager changes occurred on 31 July 2018.

4.

For the individuals below, the following information updates the table under the heading “Portfolio Managers” on pages 33-34 of the SAI that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers. This information is stated as of 31 August 2018:

Portfolio Manager	Fund	Ownership[1]
Justin V. Bandy	Global Value Fund	$100,001—$500,000
Ian P. McGonigle	International Value Fund	$50,001—$100,000
Michael J. McKinnon	Global Value Fund	$100,001—$500,000
Daniel J. O’Keefe	Global Value Fund	Over $1,000,000
N. David Samra	International Value Fund	Over $1,000,000
Joseph Vari	International Value Fund	$1—$10,000

[1]	This information is presented as if the Funds’ 1 October 2018 portfolio manager changes occurred on 31 August 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE